Legal proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2021	456	284	358	7	1,105
Additions and reversals, net	40	38	67	8	153
Payments	(40)	(67)	(56)	(1)	(164)
Indexation and interest	89	26	19	-	134
Transfer to held for sale	(1)	(7)	(2)	-	(10)
Translation adjustment	32	17	25	-	74
Balance as of December 31, 2022	576	291	411	14	1,292
Additions and reversals, net	(8)	70	167	-	229
Payments	(4)	(43)	(93)	(7)	(147)
Indexation and interest	90	39	(5)	7	131
Transfer to payable taxes	(611)	-	-	-	(611)
Translation adjustment	47	23	34	1	105
Balance as of December 31, 2023	90	380	514	15	999

Schedule of contingent liabilities

	December 31, 2023	December 31, 2022
Tax litigations	7,235	6,590
Civil litigations	1,366	1,270
Labor litigations	378	569
Environmental litigations	1,320	1,102
Total	10,299	9,531

Schedule of judicial deposits

	December 31, 2023	December 31, 2022
Tax litigations	516	945
Civil litigations	122	123
Labor litigations	148	134
Environmental litigations	12	13
Total	798	1,215